Total Equity and its Components (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ 30,836,000	$ 32,514,000	$ 30,993,000	$ 28,729,000
Net income	19,718,000	22,484,000
Income (Loss), Including Portion Attributable to Noncontrolling Interest	808,000	1,105,000
General Partnership Units Issued in Exchange for Limited Partnership Units	(443,000)	(28,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership	(665,000)	(3,987,000)
Distributions	(1,187,000)	(1,279,000)
Total Partnership Capital [Domain]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	741,932,000	653,238,000	725,219,000	542,135,000
Net income	19,718,000	22,484,000
Other comprehensive income - derivative instruments (cash flow hedges)	4,357,000	4,250,000
Units Issued During Period, Value, New Issues	22,058,000	120,143,000
Units Repurchased and Retired During Period, Value	(673,000)	(9,541,000)
General Partnership Units Issued in Exchange for Limited Partnership Units	0	0
Redeemable stock fair market value	(319,000)	(293,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership	0	0
Amortization of unearned compensation	630,000	814,000
Distributions	(29,058,000)	(26,754,000)
Noncontrolling Interest [Member]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	14,969,000	13,510,000	14,811,000	13,362,000
Net income	159,000	148,000
Adjustment for Noncontrolling Interest Ownership in operating partnership	(1,000)	0
General Partners' Capital Account, Class [Domain]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	718,651,000	641,543,000	706,296,000	538,623,000
Net income	18,751,000	21,231,000
Units Issued During Period, Value, New Issues	22,058,000	120,143,000
Units Repurchased and Retired During Period, Value	(673,000)	(9,541,000)
General Partnership Units Issued in Exchange for Limited Partnership Units	(443,000)	(28,000)
Redeemable stock fair market value	(319,000)	(293,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership	(664,000)	(3,987,000)
Amortization of unearned compensation	630,000	814,000
Distributions	(27,871,000)	(25,475,000)
Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(22,524,000)	(34,329,000)	(26,881,000)	(38,579,000)
Other comprehensive income - derivative instruments (cash flow hedges)	$ 4,357,000	$ 4,250,000